Average Annual Total Returns{- Fidelity Freedom Blend 2030 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-06 - Fidelity Freedom Blend 2030 Fund	Fidelity Freedom Blend 2030 Fund- Retail Return Before Taxes Past 1 year	Fidelity Freedom Blend 2030 Fund- Retail Return Before Taxes Since Inception		Fidelity Freedom Blend 2030 Fund- Retail After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2030 Fund- Retail After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2030 Fund- Retail After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2030 Fund- Retail After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		F0203 Past 1 year	F0203 Since Inception
Total	11.11%	11.10%	[1]	8.78%	9.38%	[1]	7.33%	8.20%	[1]	28.71%	18.13%	[1]	11.17%	10.89%	[1]

[1]	(a)From August 31, 2018